Debt - Private Placement and German Private Placement (Schuldschein) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2012 USD ($) series	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument			$ 2,023,709,000	$ 2,036,101,000
Number of series of notes issued | series	3
Repayment of long-term debt			$ 41,345,000	296,400,000	$ 506,400,000
Senior Unsecured Notes | Series A, Series B and Series C Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 400,000,000
Weighted average interest rate of long-term debt	3.66%
Debt issuance cost	$ 2,100,000
Senior Unsecured Notes | Series A Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 73,000,000
Term of debt instrument	7 years
Stated interest rate	3.19%
Senior Unsecured Notes | Series B Private Placement Notes
Debt Instrument [Line Items]
Stated interest rate			3.75%			3.75%
Senior Unsecured Notes | Series C Private Placement Notes
Debt Instrument [Line Items]
Stated interest rate			3.90%			3.90%
Senior Notes | Designated as Hedging Instrument
Debt Instrument [Line Items]
Face amount of debt instrument					127,000,000				$ 200,000,000
Senior Notes | Series A Private Placement Notes
Debt Instrument [Line Items]
Repayment of long-term debt					73,000,000
Senior Notes | Series B Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 300,000,000
Term of debt instrument	10 years
Stated interest rate	3.75%
Senior Notes | Series C Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 27,000,000
Term of debt instrument	12 years
Stated interest rate	3.90%
Private Placement Bond | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument			$ 294,738,000	357,911,000				$ 331,100,000
Debt issuance cost								$ 1,200,000
Repayment of long-term debt		$ 41,100,000	41,145,000	0	$ 0
Private Placement Bond | German Private Placement (Schuldschein) | Designated as Hedging Instrument
Debt Instrument [Line Items]
Face amount of debt instrument | €						€ 220,500,000	€ 255,000,000
Unrealized gain (loss) recorded in equity			$ (2,100,000)	$ (26,900,000)